June 6, 2025

BNY MELLON FUNDS TRUST

BNY Mellon International Fund

Supplement to Current Prospectus

The following information supplements the information in the first paragraph and supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon International Fund – Portfolio Management" in the prospectus:

NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (NIM), to enable NIM to provide certain advisory services to NIMNA for the benefit of the fund, including, but not limited to, portfolio management services.

Thomas Wilson is the fund's primary portfolio manager, a position he has held since June 2025. Mr. Wilson is a portfolio manager for global, international and UK equity strategies at NIM.

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The following information supersedes and replaces certain portfolio manager information in the chart in the section "Fund Details – Management – Portfolio Managers" in the prospectus:

Name of Fund	Primary Portfolio Manager(s)
BNY Mellon International Fund	Thomas Wilson

The following information is added to the section "Fund Details – Management – Biographical Information" in the prospectus:

Thomas Wilson has been a primary portfolio manager of BNY Mellon International Fund since June 2025. Mr. Wilson is a member of the Global Opportunities team and manages a selection of global and regional equity mandates, including Global Equity and International Equity strategies at NIM. He has been employed by NIM since September 2023. Prior to joining NIM, Mr. Wilson was a part of the specialist equity team at Insight Investment, where he was employed since 2018.

The information for James Lydotes in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

0959S0625

June 6, 2025

BNY MELLON FUNDS TRUST

- BNY Mellon International Fund

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Thomas Wilson[1]	3	$521M	5	$2.37M	7	$2.4B

1 Because Mr. Wilson became a primary portfolio manager of BNY Mellon International Fund as of June 6, 2025, his information is as of April 30, 2025.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Thomas Wilson	None	N/A	N/A

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Thomas Wilson[1]	BNY Mellon International Fund	None

1 Because Mr. Wilson became a primary portfolio manager of BNY Mellon International Fund as of June 6, 2025, his information is as of April 30, 2025.

GRP12-SAISTK-0625